SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-	SUBSEQUENT EVENTS

On February 9, 2016 the Company's Board of Directors approved a share repurchase plan authorizing the repurchase of up to $40,000 of the Company's outstanding ordinary shares. Share repurchases will take place in open market transactions or in privately negotiated transactions and may be made from time to time depending on market conditions, share price, trading volume and other factors. The repurchase program does not require the Company to acquire a specific number of shares, and may be suspended from time to time or discontinued.